UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®
Mid Cap Value Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Strategic Advisers® Mid Cap Value Portfolio's cumulative total return and show you what would have happened if Fidelity Strategic Advisers Mid Cap Value Portfolio shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Strategic Advisers Mid Cap Value Portfolio - Initial Class on April 26, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jonathan Simon, a member of the investment team that manages Fidelity® Strategic Advisers® Mid Cap Value Portfolio for sub-adviser J.P. Morgan Investment Management

U.S. equity markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007, as the Dow rose 8.88% and the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, increasing 10.55%. However, credit- and recession-related concerns carved deeply into stock prices late in 2007, pushing some major market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. Based largely on a weak U.S. dollar that boosted returns for U.S. investors, the Morgan Stanley Capital InternationalSM Europe, Australasia, and Far East (MSCI® EAFE®) Index - a gauge of developed stock markets outside the United States and Canada - beat most domestic equity measures, gaining 11.33%. Several European countries had outstanding performance, including Finland and Germany, while Australia also did very well. However, fallout from the credit crunch and concerns about export growth tempered U.K. stocks, while fears that Japanese financial companies would become embroiled in the U.S. subprime mortgage crisis contributed to a loss of more than 4% for the Japanese portion of the index. The emerging-markets stock asset class soared 39.78% according to the MSCI Emerging Markets index. The U.S. investment-grade bond market climbed 6.97% as measured by the Lehman Brothers® U.S. Aggregate Index, beating the 2.53% gain for the Merrill Lynch® U.S. High Yield Master II Constrained Index. The emerging-markets bond category shook off a sluggish first half of 2007 to finish the year with a respectable gain of 6.28% as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global, while the Citigroup® Non-U.S. Group of 7 Index - representing the debt performance of major global economies, excluding the United States - rose 13.05%.

For the period from the fund's inception on April 26, 2007, through December 31, 2007, the fund had a negative return, but solidly outperformed the -10.08% return for the fund's benchmark, the Russell Midcap® Value Index. (For specific portfolio performance results, please refer to the performance section of this report.). Stock selection within consumer staples, consumer discretionary and financials drove performance. The fund also benefitted from its overweighting in consumer staples and an underweighting in financials. U.S. spirits and wine company Brown-Forman, one of the fund's largest holdings at period end, was the fund's largest individual contributor. Oil and gas exploration company Devon Energy also helped, as the company continued its growth through acquisitions. Hilton Hotels, which was sold by the end of the period, weapon manufacturer Alliant Techsystems and agricultural processor Archer Daniels Midland buoyed performance as well. Not owning diversified financial company CIT Group - an index component that fared poorly - also helped. Conversely, not owning certain index components in the energy and materials sectors, such as oil and natural gas company Hess, chemical manufacturer Lyondell Chemical and fertilizer manufacturer Mosaic, hurt performance. In terms of stocks we did own, consumer products manufacturer Jarden suffered over fears of declining consumer spending. Financial services company Bear Stearns also hurt performance as the subprime mortgage crisis bit into two of its hedge funds. Some of the stocks mentioned in this review were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 934.00	$ 4.39
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58
Investor Class
Actual	$ 1,000.00	$ 933.10	$ 5.12
HypotheticalA	$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.90%
Investor Class	1.05%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Synovus Financial Corp.	1.9	1.1
VF Corp.	1.5	0.8
Devon Energy Corp.	1.4	1.0
Old Republic International Corp.	1.4	1.0
PG&E Corp.	1.3	0.9
Safeway, Inc.	1.3	0.3
AutoZone, Inc.	1.3	1.0
Marriott International, Inc. Class A	1.3	0.6
Assurant, Inc.	1.3	1.2
Brown-Forman Corp. Class B (non-vtg.)	1.3	1.7
	14.0
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	24.6
Consumer Discretionary	20.6	19.3
Utilities	11.4	11.9
Consumer Staples	8.7	7.9
Industrials	8.6	8.9
Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007**
	Stocks 96.5%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	6.4%	** Foreign investments	6.0%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.6%
Auto Components - 0.6%
WABCO Holdings, Inc.	840	$ 42,076
Distributors - 0.7%
Genuine Parts Co.	1,120	51,856
Hotels, Restaurants & Leisure - 3.2%
Burger King Holdings, Inc.	1,920	54,739
Marriott International, Inc. Class A	2,670	91,261
MGM Mirage, Inc. (a)	30	2,521
Vail Resorts, Inc. (a)	1,500	80,715
		229,236
Household Durables - 1.9%
Fortune Brands, Inc.	1,120	81,043
Jarden Corp. (a)	2,390	56,428
		137,471
Leisure Equipment & Products - 0.5%
Mattel, Inc.	1,680	31,987
Media - 3.9%
Cablevision Systems Corp. - NY Group Class A (a)	1,700	41,650
Clear Channel Communications, Inc.	1,860	64,207
Clear Channel Outdoor Holding, Inc. Class A (a)	1,380	38,171
Grupo Televisa SA de CV (CPO) sponsored ADR	1,240	29,475
Lamar Advertising Co. Class A	680	32,688
Omnicom Group, Inc.	840	39,925
Washington Post Co. Class B	40	31,657
		277,773
Specialty Retail - 6.5%
Abercrombie & Fitch Co. Class A	640	51,181
AutoZone, Inc. (a)	770	92,331
Bed Bath & Beyond, Inc. (a)	650	19,104
Limited Brands, Inc.	2,020	38,239
Sherwin-Williams Co.	920	53,397
Staples, Inc.	3,360	77,515
Tiffany & Co., Inc.	1,480	68,124
TJX Companies, Inc.	2,210	63,493
		463,384
Textiles, Apparel & Luxury Goods - 3.3%
Coach, Inc. (a)	1,860	56,879
Columbia Sportswear Co.	790	34,831
Phillips-Van Heusen Corp.	1,080	39,809
VF Corp.	1,530	105,050
		236,569
TOTAL CONSUMER DISCRETIONARY		1,470,352
CONSUMER STAPLES - 8.7%
Beverages - 2.8%
Brown-Forman Corp. Class B (non-vtg.)	1,210	89,673

	Shares	Value
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,680	$ 39,715
Fomento Economico Mexicano SA de CV sponsored ADR	1,760	67,179
		196,567
Food & Staples Retailing - 2.7%
Safeway, Inc.	2,710	92,709
SUPERVALU, Inc.	1,740	65,285
The Great Atlantic & Pacific Tea Co. (a)	1,220	38,223
		196,217
Food Products - 1.6%
Archer Daniels Midland Co.	1,370	63,609
Dean Foods Co.	1,220	31,549
Wm. Wrigley Jr. Co.	310	18,151
		113,309
Household Products - 0.7%
Clorox Co.	770	50,181
Tobacco - 0.9%
Loews Corp. - Carolina Group	790	67,387
TOTAL CONSUMER STAPLES		623,661
ENERGY - 7.6%
Energy Equipment & Services - 1.3%
Helix Energy Solutions Group, Inc. (a)	1,490	61,835
Unit Corp. (a)	590	27,288
		89,123
Oil, Gas & Consumable Fuels - 6.3%
CVR Energy, Inc.	760	18,954
Devon Energy Corp.	1,120	99,579
Kinder Morgan Management LLC	952	50,399
Murphy Oil Corp.	750	63,630
Newfield Exploration Co. (a)	790	41,633
Penn Virginia Corp.	1,140	49,738
Teekay Corp.	1,260	67,045
Williams Companies, Inc.	1,730	61,899
		452,877
TOTAL ENERGY		542,000
FINANCIALS - 23.3%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	320	37,587
Bear Stearns Companies, Inc.	450	39,713
Charles Schwab Corp.	1,200	30,660
Northern Trust Corp.	500	38,290
T. Rowe Price Group, Inc.	630	38,354
		184,604
Commercial Banks - 4.6%
City National Corp.	840	50,022
East West Bancorp, Inc.	850	20,596
M&T Bank Corp.	810	66,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp.	5,640	$ 135,808
United Community Banks, Inc., Georgia	2,450	38,710
Zions Bancorp	380	17,742
		328,950
Diversified Financial Services - 0.1%
Guaranty Financial Group, Inc. (a)	363	5,813
Insurance - 9.6%
AMBAC Financial Group, Inc.	380	9,793
Assurant, Inc.	1,360	90,984
Cincinnati Financial Corp.	1,800	71,172
Everest Re Group Ltd.	530	53,212
IPC Holdings Ltd.	710	20,498
Loews Corp.	1,750	88,095
Old Republic International Corp.	6,320	97,391
OneBeacon Insurance Group Ltd.	3,140	67,510
Principal Financial Group, Inc.	810	55,760
ProAssurance Corp. (a)	1,120	61,510
Protective Life Corp.	660	27,073
W.R. Berkley Corp.	1,420	42,330
		685,328
Real Estate Investment Trusts - 3.3%
Cousins Properties, Inc.	1,240	27,404
Host Hotels & Resorts, Inc.	1,610	27,434
Kimco Realty Corp.	610	22,204
PS Business Parks, Inc.	910	47,821
Public Storage	360	26,428
Rayonier, Inc.	800	37,792
Vornado Realty Trust	500	43,975
		233,058
Real Estate Management & Development - 1.0%
Brookfield Properties Corp.	2,770	53,323
Forest City Enterprises, Inc. Class A	310	13,776
Forestar Real Estate Group, Inc. (a)	363	8,571
		75,670
Thrifts & Mortgage Finance - 2.1%
FirstFed Financial Corp. (a)	1,060	37,969
Hudson City Bancorp, Inc.	2,320	34,846
People's United Financial, Inc.	4,320	76,896
		149,711
TOTAL FINANCIALS		1,663,134
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.3%
Beckman Coulter, Inc.	310	22,568
Health Care Providers & Services - 2.5%
Community Health Systems, Inc. (a)	1,360	50,130
Coventry Health Care, Inc. (a)	1,100	65,175

	Shares	Value
Henry Schein, Inc. (a)	330	$ 20,262
Lincare Holdings, Inc. (a)	1,160	40,786
		176,353
Pharmaceuticals - 1.2%
Biovail Corp.	2,430	32,676
Warner Chilcott Ltd. (a)	2,980	52,835
		85,511
TOTAL HEALTH CARE		284,432
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc. (a)	720	81,907
Spirit AeroSystems Holdings, Inc. Class A	2,540	87,630
		169,537
Building Products - 0.7%
Owens Corning (a)	2,480	50,146
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	1,420	44,517
Electrical Equipment - 0.8%
AMETEK, Inc.	1,200	56,208
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	1,200	44,436
Machinery - 3.0%
Dover Corp.	1,340	61,761
Harsco Corp.	590	37,801
Joy Global, Inc.	410	26,986
Kennametal, Inc.	860	32,560
Oshkosh Truck Co.	1,220	57,657
		216,765
Road & Rail - 0.5%
Norfolk Southern Corp.	650	32,786
TOTAL INDUSTRIALS		614,395
INFORMATION TECHNOLOGY - 4.3%
Computers & Peripherals - 0.7%
NCR Corp. (a)	1,980	49,698
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. Class A	860	39,878
Arrow Electronics, Inc. (a)	1,960	76,989
		116,867
IT Services - 1.0%
Fidelity National Information Services, Inc.	1,050	43,670
The Western Union Co.	1,050	25,494
		69,164
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.0%
Jack Henry & Associates, Inc.	960	$ 23,366
Symantec Corp. (a)	3,030	48,904
		72,270
TOTAL INFORMATION TECHNOLOGY		307,999
MATERIALS - 5.5%
Chemicals - 3.5%
Albemarle Corp.	1,400	57,750
Lubrizol Corp.	760	41,162
PPG Industries, Inc.	790	55,482
Rohm & Haas Co.	770	40,864
Sigma Aldrich Corp.	1,000	54,600
		249,858
Construction Materials - 0.8%
Cemex SA de CV sponsored ADR	1,000	25,850
Vulcan Materials Co.	380	30,054
		55,904
Containers & Packaging - 0.9%
Ball Corp.	900	40,500
Temple-Inland, Inc.	1,090	22,727
		63,227
Metals & Mining - 0.3%
Carpenter Technology Corp.	320	24,054
TOTAL MATERIALS		393,043
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyTel, Inc.	820	33,997
Qwest Communications International, Inc.	6,820	47,808
Windstream Corp.	4,560	59,371
		141,176
UTILITIES - 11.4%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	1,920	89,395
Edison International	1,230	65,645
FirstEnergy Corp.	1,010	73,063
Westar Energy, Inc.	2,730	70,816
		298,919

	Shares	Value
Gas Utilities - 3.1%
Energen Corp.	1,050	$ 67,442
ONEOK, Inc.	1,360	60,887
Questar Corp.	740	40,034
UGI Corp.	1,930	52,593
		220,956
Multi-Utilities - 4.2%
CMS Energy Corp.	4,760	82,729
MDU Resources Group, Inc.	1,280	35,341
NSTAR	1,080	39,118
PG&E Corp.	2,200	94,798
Xcel Energy, Inc.	2,090	47,171
		299,157
TOTAL UTILITIES		819,032
TOTAL COMMON STOCKS (Cost $7,252,639)		6,859,224
Nonconvertible Preferred Stocks - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc. (special)	550	31,680
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $30,752)		31,680
Money Market Funds - 3.8%
SSgA Prime Money Market Fund, 4.71% (b) (Cost $271,648)	271,648	271,648
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,555,039)		7,162,552
NET OTHER ASSETS - (0.3)%		(18,594)
NET ASSETS - 100%		$ 7,143,958
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $53,015 all of which will expire on December 31, 2015.
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $108,650 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,555,039)		$ 7,162,552
Receivable for investments sold		15,304
Receivable for fund shares sold		9,214
Dividends receivable		9,746
Interest receivable		808
Total assets		7,197,624

Liabilities
Payable for investments purchased	$ 47,830
Payable for fund shares redeemed	19
Accrued management fee	4,741
Other affiliated payables	1,076
Total liabilities		53,666

Net Assets		$ 7,143,958
Net Assets consist of:
Paid in capital		$ 7,719,843
Undistributed net investment income		774
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(184,172)
Net unrealized appreciation (depreciation) on investments		(392,487)
Net Assets		$ 7,143,958

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($3,223,188 ÷ 349,198 shares)	$ 9.23

Investor Class: Net Asset Value, offering price and redemption price per share ($3,920,770 ÷ 424,791 shares)	$ 9.23

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 26, 2007 (commencement of operations) to December 31, 2007

Investment Income
Dividends		$ 78,412
Interest		12,128
Total income		90,540

Expenses
Management fee	$ 37,215
Transfer agent fees	5,065
Accounting fees and expenses	1,809
Independent trustees' compensation	1,454
Total expenses		45,543
Net investment income (loss)		44,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(184,173)
Foreign currency transactions	62
Total net realized gain (loss)		(184,111)
Change in net unrealized appreciation (depreciation) on investment securities		(392,487)
Net gain (loss)		(576,598)
Net increase (decrease) in net assets resulting from operations		$ (531,601)

Statement of Changes in Net Assets

For the period April 26, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,997
Net realized gain (loss)	(184,111)
Change in net unrealized appreciation (depreciation)	(392,487)
Net increase (decrease) in net assets resulting from operations	(531,601)
Distributions to shareholders from net investment income	(44,285)
Share transactions - net increase (decrease)	7,719,844
Total increase (decrease) in net assets	7,143,958

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $774)	$ 7,143,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.07
Net realized and unrealized gain (loss)	(.78)
Total from investment operations	(.71)
Distributions from net investment income	(.06)
Net asset value, end of period	$ 9.23
Total Return B	(7.07)%
Ratios to Average Net Assets E
Expenses before reductions	.90% A
Expenses net of fee waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,223
Portfolio turnover rate	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 26, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	(.78)
Total from investment operations	(.72)
Distributions from net investment income	(.05)
Net asset value, end of period	$ 9.23
Total Return B	(7.16)%
Ratios to Average Net Assets E
Expenses before reductions	1.05% A
Expenses net of fee waivers, if any	1.05% A
Expenses net of all reductions	1.05% A
Net investment income (loss)	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,921
Portfolio turnover rate	69% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 26, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Strategic Advisers Mid Cap Value Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The Fund offers Initial Class shares and Investor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 321,179
Unrealized depreciation	(736,173)
Net unrealized appreciation (depreciation)	(414,994)
Undistributed ordinary income	164
Capital loss carryforward	(53,015)

Cost for federal income tax purposes	$ 7,577,546

The tax character of distributions paid was as follows:

December 31, 2007
Ordinary Income	$ 44,285

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,559,118 and $3,087,146, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .80% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .90% and 1.05% of Initial Class' and Investor Class' average net assets, respectively. For the period ended December 31, 2007, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. J.P. Morgan Investment Management, Inc. (JPMIM), serves as sub-adviser for the Fund. JPMIM provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Annual Report

4. Fees and Other Transactions with Affiliates - continued.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .07% and .18% of average net assets for the Initial Class and Investor Class, respectively. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at an annual rate of .03% and .18%, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ 660.03
Investor Class	4,405.18
	$ 5,065

* Annualized

Accounting. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended December 31,	2007 A
From net investment income
Initial Class	$ 21,831
Investor Class	22,454
Total	$ 44,285

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
Year ended December 31,	2007	2007
Initial Class
Shares sold	400,213	$ 3,989,414
Reinvestment of distributions	2,360	21,831
Shares redeemed	(53,375)	(516,258)
Net increase (decrease)	349,198	$ 3,494,987
Investor Class
Shares sold	490,942	$ 4,870,176
Reinvestment of distributions	2,427	22,454
Shares redeemed	(68,578)	(667,773)
Net increase (decrease)	424,791	$ 4,224,857

A For the period April 26, 2007 (commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Fidelity Strategic Advisers Mid Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Mid Cap Value Portfolio (a fund of Fidelity Rutland Square Trust II) at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period April 26, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Mid Cap Value Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2008

Annual Report

Trustees and Officers

The Trustees and executive officers of the fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee eight funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2006

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Howard E. Cox, Jr. (63)

Year of Election or Appointment: 2006

Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Ralph F. Cox (75)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Karen Kaplan (47)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of Tweeter Home Entertainment Group and Delta Dental Plan of Massachusetts.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of Fidelity Strategic Advisers Mid Cap Value. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity Strategic Advisers Mid Cap Value. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of Fidelity Strategic Advisers Mid Cap Value. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of Fidelity Strategic Advisers Mid Cap Value. Mr. Ganis also serves as AML Officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Proctor, LLP (2000-2002).

Kathleen Tucker (48)

Year of Election or Appointment: 2007

Chief Financial Officer of Fidelity Strategic Advisers Mid Cap Value. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (53)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity Strategic Advisers Mid Cap Value. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity Strategic Advisers Mid Cap Value. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Distributions

Initial Class and Investor Class designates 100% of the dividends distributed in December 2007, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Initial Class and Investor Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

J.P. Morgan Investment Management Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

FILI-MCV-ANN-0208
1.851989.100

Fidelity® Strategic Advisers®
Small Cap Portfolio

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Strategic Advisers® Small Cap Portfolio's cumulative total return and show you what would have happened if Fidelity Strategic Advisers Small Cap Portfolio shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Strategic Advisers Small Cap Portfolio - Initial Class on April 27, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Nikolaos Monoyios and Mark Zavanelli, who co-manage Fidelity® Strategic Advisers® Small Cap Portfolio as Portfolio Managers for sub-adviser OppenheimerFunds, Inc.

It was a challenging marketplace for equities in general and small-cap stocks in particular. For the year ending December 31, 2007, the small-cap Russell 2000® Index fell 1.57%, compared with the 5.49% return of the Standard & Poor's 500SM Index, a bellwether for measuring U.S. equity markets. Investors grew increasingly risk-averse in the wake of the summertime credit crisis, which began in the subprime mortgage sector of the bond market and spread to other areas of the financial markets. In a pronounced flight to quality, investors turned away from small-cap stocks and began to favor equities of larger, well-established companies. An unexpectedly high level of subprime mortgage defaults and delinquencies, combined with declining home values and surging energy costs, led to renewed concerns regarding the sustainability of consumer spending, which has been one of the main pillars supporting the U.S. economic expansion over the past several years. As investors became increasingly averse to risk as the period progressed, the stock market gave up many of the gains it had achieved over the first half of 2007, when strong corporate profits and robust global economic growth had driven equity prices higher. Small-cap stocks were particularly hard hit as investors began to favor stocks of larger, multinational corporations with a robust presence in growing overseas markets and a track record of consistent earnings.

For the period from the fund's inception on April 27, 2007, through December 31, 2007, the fund fell behind the -6.88% return for the fund's benchmark, the Russell 2000 Index. (For specific portfolio performance results, please refer to the performance section of this report.) An underweighting in the financials sector helped the fund avoid the full brunt of weakness in the sector, which suffered due to the softening of the housing markets and rising delinquencies among subprime mortgage borrowers. However, the fund's individual financial holdings underperformed the benchmark's financial components, negating the benefit from underweighting the sector. Specifically, insurance companies LandAmerica Financial Group, AMBAC Financial Group and MBIA hurt performance. Another detractor was digital marketing company aQuantive, a strong-performing index component that we didn't own. Some disappointments in the health care, technology and industrials sectors also worked against the fund. On the positive side, the fund benefited from favorable positioning within materials and consumer discretionary. Individual standouts included coal producer Massey Energy, hospital and health care services provider Tenet Healthcare and shoe manufacturer Deckers Outdoor. Some stocks mentioned in this review were out-of-index holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007to December 31, 2007
Initial Class
Actual	$ 1,000.00	$ 898.30	$ 4.55
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84
Investor Class
Actual	$ 1,000.00	$ 897.50	$ 5.26
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.95%
Investor Class	1.10%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Rofin-Sinar Technologies, Inc.	0.4	0.3
MGI Pharma, Inc.	0.4	0.2
Woodward Governor Co.	0.4	0.3
Varian, Inc.	0.4	0.3
Alpha Natural Resources, Inc.	0.4	0.1
Tupperware Brands Corp.	0.4	0.3
Massey Energy Co.	0.4	0.0
Tenet Healthcare Corp.	0.4	0.0
Aeropostale, Inc.	0.3	0.3
Foundation Coal Holdings, Inc.	0.3	0.0
	3.8
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.4	18.9
Industrials	16.3	17.2
Consumer Discretionary	15.1	18.9
Health Care	11.1	9.0
Financials	8.5	14.4
Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007**
	Stocks 99.3%		Stocks 99.3%
	Net Other Assets 0.7%		Net Other Assets 0.7%
* Foreign investments	2.5%	** Foreign investments	2.9%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.4%
Aftermarket Technology Corp. (a)	660	$ 17,992
American Axle & Manufacturing Holdings, Inc.	2,310	43,012
Amerigon, Inc. (a)	670	14,164
Cooper Tire & Rubber Co.	2,920	48,414
Drew Industries, Inc. (a)	1,000	27,400
Fuel Systems Solutions, Inc. (a)	100	1,429
Hayes Lemmerz International, Inc. (a)	740	3,382
Lear Corp. (a)	1,450	40,107
Sauer-Danfoss, Inc.	270	6,764
Tenneco, Inc. (a)	2,260	58,918
The Goodyear Tire & Rubber Co. (a)	1,580	44,588
TRW Automotive Holdings Corp. (a)	420	8,778
		314,948
Automobiles - 0.2%
Fleetwood Enterprises, Inc. (a)	1,450	8,671
Monaco Coach Corp.	640	5,683
Thor Industries, Inc.	710	26,987
Winnebago Industries, Inc.	100	2,102
		43,443
Distributors - 0.0%
Core-Mark Holding Co., Inc. (a)	150	4,308
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	770	54,016
Capella Education Co.	400	26,184
Career Education Corp. (a)	300	7,542
Coinstar, Inc. (a)	1,270	35,751
DeVry, Inc.	780	40,529
ITT Educational Services, Inc. (a)	490	41,782
K12, Inc.	180	4,658
Matthews International Corp. Class A	80	3,750
Noah Education Holdings Ltd. ADR	620	4,997
Pre-Paid Legal Services, Inc. (a)	400	22,140
Regis Corp.	370	10,345
Sotheby's Class A (ltd. vtg.)	200	7,620
Steiner Leisure Ltd. (a)	370	16,339
Stewart Enterprises, Inc. Class A	470	4,183
Strayer Education, Inc.	170	28,999
Weight Watchers International, Inc.	200	9,036
		317,871
Hotels, Restaurants & Leisure - 1.0%
AFC Enterprises, Inc. (a)	220	2,490
Ambassadors Group, Inc.	230	4,211
Bally Technologies, Inc. (a)	340	16,905
Bob Evans Farms, Inc.	1,710	46,050
Buffalo Wild Wings, Inc. (a)	500	11,610
CBRL Group, Inc.	290	9,393
CEC Entertainment, Inc. (a)	270	7,009
Chipotle Mexican Grill, Inc. Class A (a)	100	14,707
Denny's Corp. (a)	3,000	11,250

	Shares	Value
Domino's Pizza, Inc.	940	$ 12,436
IHOP Corp.	620	22,680
Luby's, Inc. (a)	50	508
Monarch Casino & Resort, Inc. (a)	500	12,040
Premier Exhibitions, Inc. (a)	990	10,831
Vail Resorts, Inc. (a)	90	4,843
Wendy's International, Inc.	380	9,819
WMS Industries, Inc. (a)	250	9,160
Wyndham Worldwide Corp.	690	16,256
		222,198
Household Durables - 2.6%
American Greetings Corp. Class A	2,650	53,795
Black & Decker Corp.	680	47,362
Blyth, Inc.	1,360	29,838
Centex Corp.	70	1,768
Champion Enterprises, Inc. (a)	1,560	14,695
CSS Industries, Inc.	340	12,478
Ethan Allen Interiors, Inc.	320	9,120
Helen of Troy Ltd. (a)	370	6,342
Hooker Furniture Corp.	260	5,226
KB Home	1,460	31,536
Kimball International, Inc. Class B	800	10,960
Lennar Corp. Class A	2,290	40,968
Mohawk Industries, Inc. (a)	360	26,784
NVR, Inc. (a)	80	41,920
Russ Berrie & Co., Inc. (a)	10	164
Tempur-Pedic International, Inc.	2,190	56,874
The Stanley Works	960	46,541
Toll Brothers, Inc. (a)	2,090	41,925
Tupperware Brands Corp.	2,350	77,621
Universal Electronics, Inc. (a)	460	15,382
Whirlpool Corp.	120	9,796
		581,095
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	1,120	9,778
Audible, Inc. (a)	440	3,925
Blue Nile, Inc. (a)	580	39,475
Expedia, Inc. (a)	1,440	45,533
Gaiam, Inc. Class A (a)	680	20,182
IAC/InterActiveCorp (a)	350	9,422
Netflix, Inc. (a)	1,950	51,909
NutriSystem, Inc. (a)	200	5,396
Overstock.com, Inc. (a)	740	11,492
PetMed Express, Inc. (a)	800	9,680
Priceline.com, Inc. (a)	310	35,607
Shutterfly, Inc. (a)	260	6,661
Stamps.com, Inc. (a)	180	2,192
Systemax, Inc.	660	13,411
ValueVision Media, Inc. Class A (a)	240	1,510
		266,173
Leisure Equipment & Products - 0.8%
Arctic Cat, Inc.	50	597
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Brunswick Corp.	1,670	$ 28,474
Callaway Golf Co.	2,860	49,850
Eastman Kodak Co.	100	2,187
JAKKS Pacific, Inc. (a)	690	16,291
Polaris Industries, Inc.	1,240	59,235
RC2 Corp. (a)	390	10,947
Sturm Ruger & Co., Inc. (a)	610	5,051
		172,632
Media - 1.3%
Charter Communications, Inc. Class A (a)	16,430	19,223
Cox Radio, Inc. Class A (a)	1,110	13,487
Cumulus Media, Inc. Class A (a)	600	4,824
DG FastChannel, Inc. (a)	160	4,102
Entravision Communication Corp. Class A (a)	4,060	31,790
Getty Images, Inc. (a)	830	24,070
Global Sources Ltd.	1,155	32,594
Gray Television, Inc.	60	481
Harte-Hanks, Inc.	100	1,730
Idearc, Inc.	550	9,658
Journal Communications, Inc. Class A	240	2,146
LIN TV Corp. Class A (a)	1,110	13,509
Marvel Entertainment, Inc. (a)	1,680	44,873
Mediacom Communications Corp. Class A (a)	450	2,066
Scholastic Corp. (a)	1,310	45,706
Sinclair Broadcast Group, Inc. Class A	3,330	27,339
Warner Music Group Corp.	2,270	13,756
		291,354
Multiline Retail - 0.6%
Big Lots, Inc. (a)	3,000	47,970
Dollar Tree Stores, Inc. (a)	1,640	42,509
Family Dollar Stores, Inc.	2,290	44,037
		134,516
Specialty Retail - 3.2%
A.C. Moore Arts & Crafts, Inc. (a)	680	9,350
Abercrombie & Fitch Co. Class A	470	37,586
Advance Auto Parts, Inc.	300	11,397
Aeropostale, Inc. (a)	2,820	74,730
AnnTaylor Stores Corp. (a)	670	17,125
AutoNation, Inc. (a)	2,130	33,356
AutoZone, Inc. (a)	380	45,566
Barnes & Noble, Inc.	1,120	38,584
Big 5 Sporting Goods Corp.	340	4,903
Blockbuster, Inc. Class A (a)	8,340	32,526
Books-A-Million, Inc.	310	3,695
Brown Shoe Co., Inc.	1,870	28,368
Build-A-Bear Workshop, Inc. (a)	100	1,395
Chico's FAS, Inc. (a)	1,120	10,114

	Shares	Value
Christopher & Banks Corp.	700	$ 8,015
Conn's, Inc. (a)	520	8,897
Deltek, Inc.	300	4,569
Dress Barn, Inc. (a)	2,700	33,777
Hibbett Sports, Inc. (a)	750	14,985
Hot Topic, Inc. (a)	1,140	6,635
Jo-Ann Stores, Inc. (a)	360	4,709
Jos. A. Bank Clothiers, Inc. (a)	490	13,941
Midas, Inc. (a)	100	1,466
Monro Muffler Brake, Inc.	110	2,144
Office Depot, Inc. (a)	1,020	14,188
Pacific Sunwear of California, Inc. (a)	280	3,951
Pier 1 Imports, Inc. (a)	1,570	8,211
RadioShack Corp.	2,470	41,644
Rent-A-Center, Inc. (a)	890	12,923
Sally Beauty Holdings, Inc. (a)	3,310	29,956
Select Comfort Corp. (a)	1,070	7,501
Sherwin-Williams Co.	250	14,510
Sonic Automotive, Inc. Class A (sub. vtg.)	230	4,453
Stage Stores, Inc.	300	4,440
Talbots, Inc.	180	2,128
The Buckle, Inc.	1,470	48,510
The Cato Corp. Class A (sub. vtg.)	500	7,830
The Men's Wearhouse, Inc.	1,880	50,722
The Pep Boys - Manny, Moe & Jack	550	6,314
Ulta Salon, Cosmetics & Fragrance, Inc.	10	172
West Marine, Inc. (a)	40	359
		705,645
Textiles, Apparel & Luxury Goods - 1.3%
Cherokee, Inc.	130	4,195
Deckers Outdoor Corp. (a)	310	48,069
Fossil, Inc. (a)	1,300	54,574
Kellwood Co.	500	8,320
Maidenform Brands, Inc. (a)	40	541
Movado Group, Inc.	640	16,186
Perry Ellis International, Inc. (a)	330	5,075
Polo Ralph Lauren Corp. Class A	580	35,838
Steven Madden Ltd.	550	11,000
Warnaco Group, Inc. (a)	1,560	54,288
Wolverine World Wide, Inc.	2,090	51,247
		289,333
TOTAL CONSUMER DISCRETIONARY		3,343,516
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	190	7,154
Hansen Natural Corp. (a)	220	9,744
		16,898
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	1,770	59,879
Casey's General Stores, Inc.	1,290	38,197
China Nepstar Chain Drugstore Ltd. ADR	190	3,340
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ingles Markets, Inc. Class A	520	$ 13,203
Nash-Finch Co.	390	13,759
Performance Food Group Co. (a)	860	23,108
Pricesmart, Inc.	250	7,515
SUPERVALU, Inc.	70	2,626
		161,627
Food Products - 0.7%
Agria Corp. ADR	400	4,156
Cal-Maine Foods, Inc.	580	15,387
Chiquita Brands International, Inc. (a)	680	12,505
Darling International, Inc. (a)	2,090	24,160
Flowers Foods, Inc.	2,680	62,739
Fresh Del Monte Produce, Inc.	30	1,007
Green Mountain Coffee Roasters, Inc. (a)	560	22,792
Imperial Sugar Co.	490	9,197
Reddy Ice Holdings, Inc.	300	7,593
		159,536
Household Products - 0.2%
Energizer Holdings, Inc. (a)	190	21,305
WD-40 Co.	460	17,466
		38,771
Personal Products - 0.5%
American Oriental Bioengineering, Inc. (a)	2,920	32,354
Elizabeth Arden, Inc. (a)	570	11,600
Estee Lauder Companies, Inc. Class A	140	6,105
Herbalife Ltd.	450	18,126
NBTY, Inc. (a)	1,490	40,826
Nu Skin Enterprises, Inc. Class A	230	3,779
		112,790
Tobacco - 0.5%
Alliance One International, Inc. (a)	820	3,337
Universal Corp.	1,050	53,781
UST, Inc.	470	25,756
Vector Group Ltd.	1,248	25,035
		107,909
TOTAL CONSUMER STAPLES		597,531
ENERGY - 4.0%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	50	5,012
Dawson Geophysical Co. (a)	180	12,863
Dresser-Rand Group, Inc. (a)	1,000	39,050
Dril-Quip, Inc. (a)	190	10,575
ENGlobal Corp. (a)	240	2,726
Exterran Holdings, Inc. (a)	200	16,360
Global Industries Ltd. (a)	1,670	35,771
Grey Wolf, Inc. (a)	5,110	27,236
Gulf Island Fabrication, Inc.	310	9,830

	Shares	Value
Gulfmark Offshore, Inc. (a)	930	$ 43,515
Matrix Service Co. (a)	540	11,783
NATCO Group, Inc. Class A (a)	870	47,111
Newpark Resources, Inc. (a)	1,240	6,758
Oil States International, Inc. (a)	1,540	52,545
Patterson-UTI Energy, Inc.	110	2,147
SEACOR Holdings, Inc. (a)	430	39,878
T-3 Energy Services, Inc. (a)	280	13,163
Tidewater, Inc.	230	12,618
Trican Well Service Ltd.	100	1,935
Trico Marine Services, Inc. (a)	40	1,481
Willbros Group, Inc. (a)	1,200	45,948
		438,305
Oil, Gas & Consumable Fuels - 2.0%
Alpha Natural Resources, Inc. (a)	2,450	79,576
Berry Petroleum Co. Class A	330	14,669
Bois d'Arc Energy LLC (a)	90	1,787
Celtic Exploration Ltd. (a)	100	1,127
Foundation Coal Holdings, Inc.	1,420	74,550
Galleon Energy, Inc. Class A (a)	300	4,680
Jura Energy Corp. (a)	2,600	968
Knightsbridge Tankers Ltd.	100	2,415
Mariner Energy, Inc. (a)	1,240	28,371
Markwest Hydrocarbon, Inc.	80	5,012
Massey Energy Co.	2,110	75,433
Petrohawk Energy Corp. (a)	300	5,193
Rosetta Resources, Inc. (a)	790	15,666
Stone Energy Corp. (a)	1,080	50,663
Tesoro Corp.	1,100	52,470
TUSK Energy Corp. (a)	1,000	1,429
USEC, Inc. (a)	1,970	17,730
Vaalco Energy, Inc. (a)	180	837
W&T Offshore, Inc.	190	5,692
		438,268
TOTAL ENERGY		876,573
FINANCIALS - 8.5%
Capital Markets - 1.1%
Calamos Asset Management, Inc. Class A	620	18,464
FCStone Group, Inc.	130	5,984
GAMCO Investors, Inc. Class A	430	29,756
GFI Group, Inc. (a)	210	20,101
Janus Capital Group, Inc.	1,490	48,947
Knight Capital Group, Inc. Class A (a)	350	5,040
optionsXpress Holdings, Inc.	1,570	53,097
Pzena Investment Management, Inc.	200	2,280
SWS Group, Inc.	740	9,376
TradeStation Group, Inc. (a)	1,030	14,636
U.S. Global Investments, Inc. Class A	610	10,163
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
W.P. Carey & Co. LLC	90	$ 2,988
Waddell & Reed Financial, Inc. Class A	320	11,549
		232,381
Commercial Banks - 0.2%
Amcore Financial, Inc.	90	2,043
BancFirst Corp.	20	857
Capital City Bank Group, Inc.	10	282
Cascade Bancorp	150	2,088
Chemical Financial Corp.	20	476
City Holding Co.	240	8,122
Columbia Banking Systems, Inc.	150	4,460
FNB Corp., Pennsylvania	50	735
Independent Bank Corp., Massachusetts	70	1,905
NBT Bancorp, Inc.	260	5,933
Park National Corp.	20	1,290
S&T Bancorp, Inc.	20	553
Southwest Bancorp, Inc., Oklahoma	10	183
Sterling Bancorp, New York	40	546
Sterling Financial Corp., Pennsylvania	100	1,642
SVB Financial Group (a)	330	16,632
WesBanco, Inc.	300	6,180
		53,927
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	90	914
Advanta Corp. Class B	1,970	15,898
AmeriCredit Corp. (a)	1,470	18,801
Discover Financial Services	1,200	18,096
Student Loan Corp.	10	1,100
World Acceptance Corp. (a)	440	11,871
		66,680
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp.	730	7,599
Asta Funding, Inc.	70	1,851
CIT Group, Inc.	1,440	34,603
Financial Federal Corp.	300	6,687
MarketAxess Holdings, Inc. (a)	720	9,238
Portfolio Recovery Associates, Inc.	550	21,819
The NASDAQ Stock Market, Inc. (a)	100	4,949
		86,746
Insurance - 3.8%
Alfa Corp.	130	2,817
AMBAC Financial Group, Inc.	1,030	26,543
American Equity Investment Life Holding Co.	10	83
American Physicians Capital, Inc.	360	14,926
Amerisafe, Inc. (a)	700	10,857
Amtrust Financial Services, Inc.	920	12,668
Argo Group International Holdings, Ltd. (a)	469	19,759

	Shares	Value
Aspen Insurance Holdings Ltd.	30	$ 865
Assurant, Inc.	800	53,520
Assured Guaranty Ltd.	360	9,554
CNA Surety Corp. (a)	640	12,666
CNinsure, Inc. ADR	200	3,150
Commerce Group, Inc., Massachusetts	520	18,710
Darwin Professional Underwriters, Inc. (a)	100	2,417
Delphi Financial Group, Inc. Class A	1,460	51,509
Donegal Group, Inc. Class A	40	687
EMC Insurance Group	60	1,420
FBL Financial Group, Inc. Class A	640	22,099
Fidelity National Financial, Inc. Class A	1,030	15,048
First American Corp., California	1,130	38,556
FPIC Insurance Group, Inc. (a)	180	7,736
Genworth Financial, Inc. Class A (non-vtg.)	430	10,944
Hallmark Financial Services, Inc. (a)	40	634
Harleysville Group, Inc.	240	8,491
HCC Insurance Holdings, Inc.	550	15,774
Hilb Rogal & Hobbs Co.	250	10,143
Horace Mann Educators Corp.	720	13,637
Infinity Property & Casualty Corp.	550	19,872
IPC Holdings Ltd.	520	15,012
LandAmerica Financial Group, Inc.	130	4,349
Max Capital Group Ltd.	1,690	47,303
MBIA, Inc.	1,250	23,288
Meadowbrook Insurance Group, Inc. (a)	200	1,882
Montpelier Re Holdings Ltd.	570	9,696
National Interstate Corp.	150	4,965
Navigators Group, Inc. (a)	270	17,550
Phoenix Companies, Inc.	2,270	26,945
Platinum Underwriters Holdings Ltd.	750	26,670
Presidential Life Corp.	20	350
ProAssurance Corp. (a)	430	23,616
ProCentury Corp.	290	4,452
RAM Holdings Ltd. (a)	220	1,087
RLI Corp.	880	49,975
SAFECO Corp.	720	40,090
Safety Insurance Group, Inc.	10	366
SeaBright Insurance Holdings, Inc. (a)	580	8,746
Selective Insurance Group, Inc.	650	14,944
StanCorp Financial Group, Inc.	240	12,091
State Auto Financial Corp.	130	3,419
The Midland Co.	230	14,879
Torchmark Corp.	510	30,870
Transatlantic Holdings, Inc.	100	7,267
United America Indemnity Ltd. Class A (a)	1,090	21,713
United Fire & Casualty Co.	360	10,472
Universal Insurance Holdings, Inc.	40	296
W.R. Berkley Corp.	390	11,626
Zenith National Insurance Corp.	210	9,393
		848,397
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.3%
Agree Realty Corp.	200	$ 6,020
Alexandria Real Estate Equities, Inc.	100	10,167
Arbor Realty Trust, Inc.	100	1,611
Ashford Hospitality Trust, Inc.	1,100	7,909
Associated Estates Realty Corp.	100	944
Brandywine Realty Trust (SBI)	400	7,172
Capital Trust, Inc. Class A	100	3,065
CBL & Associates Properties, Inc.	400	9,564
Cedar Shopping Centers, Inc.	300	3,069
Colonial Properties Trust (SBI)	100	2,263
Corporate Office Properties Trust (SBI)	200	6,300
DiamondRock Hospitality Co.	900	13,482
Digital Realty Trust, Inc.	600	23,022
DuPont Fabros Technology, Inc.	220	4,312
EastGroup Properties, Inc.	200	8,370
Entertainment Properties Trust (SBI)	300	14,100
Equity Lifestyle Properties, Inc.	100	4,567
Equity One, Inc.	500	11,515
FelCor Lodging Trust, Inc.	1,000	15,590
First Industrial Realty Trust, Inc.	700	24,220
Glimcher Realty Trust	100	1,429
Gramercy Capital Corp.	200	4,862
Hersha Hospitality Trust	200	1,900
Highwoods Properties, Inc. (SBI)	500	14,690
Home Properties, Inc.	200	8,970
Inland Real Estate Corp.	1,000	14,160
Kite Realty Group Trust	300	4,581
LaSalle Hotel Properties (SBI)	200	6,380
Lexington Corporate Properties Trust	500	7,270
LTC Properties, Inc.	200	5,010
Medical Properties Trust, Inc.	100	1,019
Mid-America Apartment Communities, Inc.	200	8,550
National Health Investors, Inc.	100	2,790
National Retail Properties, Inc.	800	18,704
Nationwide Health Properties, Inc.	1,200	37,644
Newcastle Investment Corp.	400	5,184
Omega Healthcare Investors, Inc.	700	11,235
Parkway Properties, Inc.	200	7,396
Pennsylvania Real Estate Investment Trust (SBI)	500	14,840
PS Business Parks, Inc.	200	10,510
RAIT Financial Trust (SBI)	500	4,310
Ramco-Gershenson Properties Trust (SBI)	200	4,274
Realty Income Corp.	900	24,318
Redwood Trust, Inc.	200	6,848
Saul Centers, Inc.	100	5,343
Senior Housing Properties Trust (SBI)	1,100	24,948
Sovran Self Storage, Inc.	200	8,020
Strategic Hotel & Resorts, Inc.	600	10,038
Sunstone Hotel Investors, Inc.	700	12,803

	Shares	Value
Tanger Factory Outlet Centers, Inc.	500	$ 18,855
Taubman Centers, Inc.	200	9,838
Washington (REIT) (SBI)	300	9,423
		503,404
Thrifts & Mortgage Finance - 0.4%
Dime Community Bancshares, Inc.	70	894
Downey Financial Corp.	440	13,688
Encore Bancshares, Inc.	200	3,998
Farmer Mac Class C (non-vtg.)	210	5,527
First Niagara Financial Group, Inc.	2,660	32,026
FirstFed Financial Corp. (a)	580	20,776
Radian Group, Inc.	390	4,555
The PMI Group, Inc.	310	4,117
TierOne Corp.	270	5,981
ViewPoint Financial Group	10	165
WSFS Financial Corp.	80	4,016
		95,743
TOTAL FINANCIALS		1,887,278
HEALTH CARE - 11.1%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	110	2,416
Alexion Pharmaceuticals, Inc. (a)	100	7,503
Alnylam Pharmaceuticals, Inc. (a)	600	17,448
Cubist Pharmaceuticals, Inc. (a)	2,290	46,968
CytRx Corp. (a)	2,300	6,532
Enzon Pharmaceuticals, Inc. (a)	300	2,859
Halozyme Therapeutics, Inc. (a)	750	5,333
Isis Pharmaceuticals, Inc. (a)	200	3,150
ONYX Pharmaceuticals, Inc. (a)	200	11,124
OSI Pharmaceuticals, Inc. (a)	1,520	73,735
Regeneron Pharmaceuticals, Inc. (a)	490	11,834
Savient Pharmaceuticals, Inc. (a)	750	17,228
Seattle Genetics, Inc. (a)	990	11,286
XOMA Ltd. (a)	2,300	7,797
		225,213
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	330	11,834
Align Technology, Inc. (a)	830	13,844
Analogic Corp.	510	34,537
ArthroCare Corp. (a)	280	13,454
CONMED Corp. (a)	950	21,955
Cynosure, Inc. Class A (a)	360	9,526
Datascope Corp.	290	10,556
Hansen Medical, Inc.	280	8,383
Hologic, Inc. (a)	300	20,592
Immucor, Inc. (a)	160	5,438
Intuitive Surgical, Inc. (a)	200	64,900
Invacare Corp.	310	7,812
Inverness Medical Innovations, Inc. (a)	48	2,697
IRIS International, Inc. (a)	340	6,671
Kinetic Concepts, Inc. (a)	620	33,207
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	1,470	$ 44,218
Merit Medical Systems, Inc. (a)	40	556
OraSure Technologies, Inc. (a)	260	2,311
Quidel Corp. (a)	850	16,550
Regeneration Technologies, Inc. (a)	210	1,823
Somanetics Corp. (a)	50	1,183
SonoSite, Inc. (a)	250	8,418
Steris Corp.	2,030	58,545
TranS1, Inc.	290	4,776
		403,786
Health Care Providers & Services - 3.8%
Air Methods Corp. (a)	340	16,888
Alliance Imaging, Inc. (a)	1,220	11,736
American Dental Partners, Inc. (a)	230	2,307
AMERIGROUP Corp. (a)	1,610	58,685
AmerisourceBergen Corp.	1,050	47,114
Apria Healthcare Group, Inc. (a)	2,270	48,964
BioScrip, Inc. (a)	180	1,391
Centene Corp. (a)	1,960	53,782
Chemed Corp.	1,170	65,380
Corvel Corp. (a)	40	921
Coventry Health Care, Inc. (a)	880	52,140
Emergency Medical Services Corp. Class A (a)	980	28,694
Health Net, Inc. (a)	920	44,436
Healthspring, Inc. (a)	2,450	46,673
HMS Holdings Corp. (a)	30	996
Humana, Inc. (a)	670	50,458
Kindred Healthcare, Inc. (a)	980	24,480
Landauer, Inc.	150	7,778
LCA-Vision, Inc.	610	12,182
Lincare Holdings, Inc. (a)	940	33,050
Medcath Corp. (a)	280	6,877
Molina Healthcare, Inc. (a)	1,250	48,375
MWI Veterinary Supply, Inc. (a)	40	1,600
National Healthcare Corp.	10	517
Omnicare, Inc.	990	22,582
PharMerica Corp. (a)	380	5,274
Providence Service Corp. (a)	200	5,628
PSS World Medical, Inc. (a)	190	3,718
RehabCare Group, Inc. (a)	600	13,536
ResCare, Inc. (a)	490	12,328
Sierra Health Services, Inc. (a)	100	4,196
Skilled Healthcare Group, Inc.	310	4,535
Tenet Healthcare Corp. (a)	14,840	75,387
Universal American Financial Corp. (a)	150	3,839
Wellcare Health Plans, Inc. (a)	390	16,540
		832,987
Health Care Technology - 0.4%
Computer Programs & Systems, Inc.	70	1,592

	Shares	Value
Eclipsys Corp. (a)	510	$ 12,908
Omnicell, Inc. (a)	1,570	42,280
Phase Forward, Inc. (a)	1,380	30,015
		86,795
Life Sciences Tools & Services - 1.5%
Albany Molecular Research, Inc. (a)	400	5,752
Applera Corp.:
- Applied Biosystems Group	480	16,282
- Celera Genomics Group (a)	300	4,761
Bio-Rad Laboratories, Inc. Class A (a)	30	3,109
Bruker BioSciences Corp. (a)	80	1,064
Dionex Corp. (a)	670	55,516
eResearchTechnology, Inc. (a)	1,230	14,539
Illumina, Inc. (a)	100	5,926
Invitrogen Corp. (a)	510	47,639
Kendle International, Inc. (a)	360	17,611
Nektar Therapeutics (a)	150	1,007
PAREXEL International Corp. (a)	1,010	48,783
PharmaNet Development Group, Inc. (a)	510	19,997
Varian, Inc. (a)	1,240	80,972
Ventana Medical Systems, Inc. (a)	160	13,957
		336,915
Pharmaceuticals - 2.6%
Auxilium Pharmaceuticals, Inc. (a)	280	8,397
BioMimetic Therapeutics, Inc. (a)	140	2,432
Bradley Pharmaceuticals, Inc. (a)	400	7,880
Cypress Bioscience, Inc. (a)	160	1,765
Durect Corp. (a)	140	900
Endo Pharmaceuticals Holdings, Inc. (a)	1,360	36,271
Forest Laboratories, Inc. (a)	1,770	64,517
King Pharmaceuticals, Inc. (a)	4,960	50,790
KV Pharmaceutical Co. Class A (a)	830	23,688
Medicis Pharmaceutical Corp. Class A	2,040	52,979
MGI Pharma, Inc. (a)	2,150	87,140
Noven Pharmaceuticals, Inc. (a)	300	4,164
Obagi Medical Products, Inc.	750	13,718
Pain Therapeutics, Inc. (a)	410	4,346
Par Pharmaceutical Companies, Inc. (a)	180	4,320
Perrigo Co.	1,100	38,511
Pozen, Inc. (a)	830	9,960
Salix Pharmaceuticals Ltd. (a)	100	788
Sciele Pharma, Inc. (a)	2,050	41,923
Sepracor, Inc. (a)	1,640	43,050
Valeant Pharmaceuticals International (a)	1,440	17,237
Vivus, Inc. (a)	110	570
XenoPort, Inc. (a)	780	43,586
		558,932
TOTAL HEALTH CARE		2,444,628
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.6%
AeroVironment, Inc.	270	6,534
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
American Science & Engineering, Inc.	250	$ 14,188
Ceradyne, Inc. (a)	1,060	49,746
Cubic Corp.	990	38,808
Curtiss-Wright Corp.	1,320	66,264
DRS Technologies, Inc.	1,060	57,526
Ducommun, Inc. (a)	260	9,880
DynCorp International, Inc. Class A (a)	1,720	46,234
Heico Corp.	480	26,150
Orbital Sciences Corp. (a)	1,070	26,236
Stanley, Inc. (a)	230	7,365
Teledyne Technologies, Inc. (a)	80	4,266
		353,197
Air Freight & Logistics - 0.3%
ABX Air, Inc. (a)	700	2,926
Atlas Air Worldwide Holdings, Inc. (a)	530	28,737
Dynamex, Inc. (a)	10	271
Hub Group, Inc. Class A (a)	690	18,340
Pacer International, Inc.	770	11,242
		61,516
Airlines - 1.3%
Allegiant Travel Co.	220	7,071
AMR Corp. (a)	2,880	40,406
Continental Airlines, Inc. Class B (a)	1,840	40,940
Copa Holdings SA Class A	590	22,166
Delta Air Lines, Inc. (a)	750	11,168
Northwest Airlines Corp. (a)	2,300	33,373
Pinnacle Airlines Corp. (a)	820	12,505
Republic Airways Holdings, Inc. (a)	1,150	22,529
SkyWest, Inc.	430	11,546
UAL Corp.	1,270	45,288
US Airways Group, Inc. (a)	2,140	31,479
		278,471
Building Products - 0.5%
Aaon, Inc.	150	2,973
Ameron International Corp.	20	1,843
Apogee Enterprises, Inc.	720	12,319
Builders FirstSource, Inc. (a)	200	1,444
Goodman Global, Inc. (a)	850	20,859
Lennox International, Inc.	1,060	43,905
Simpson Manufacturing Co. Ltd.	490	13,029
USG Corp. (a)	630	22,548
		118,920
Commercial Services & Supplies - 5.2%
ABM Industries, Inc.	1,140	23,245
ACCO Brands Corp. (a)	850	13,634
Administaff, Inc.	1,430	40,440
Advisory Board Co. (a)	330	21,183
American Ecology Corp.	270	6,340
American Reprographics Co. (a)	70	1,154
Barrett Business Services, Inc.	10	180

	Shares	Value
Bowne & Co., Inc.	900	$ 15,840
Casella Waste Systems, Inc. Class A (a)	320	4,173
CBIZ, Inc. (a)	860	8,437
CDI Corp.	530	12,858
ChoicePoint, Inc. (a)	980	35,692
Comfort Systems USA, Inc.	1,130	14,441
Comsys IT Partners, Inc. (a)	670	10,573
Consolidated Graphics, Inc. (a)	320	15,302
Cornell Companies, Inc. (a)	580	13,526
Corporate Executive Board Co.	540	32,454
CRA International, Inc. (a)	210	9,998
Deluxe Corp.	2,050	67,425
Diamond Management & Technology Consultants, Inc.	840	6,107
EnergySolutions, Inc.	900	24,291
Ennis, Inc.	570	10,260
Exponent, Inc. (a)	500	13,520
Fuel Tech, Inc. (a)	240	5,436
GeoEye, Inc. (a)	540	18,171
Heidrick & Struggles International, Inc.	740	27,461
Herman Miller, Inc.	1,010	32,714
HNI Corp.	840	29,450
Hudson Highland Group, Inc. (a)	790	6,644
ICF International, Inc. (a)	400	10,104
IKON Office Solutions, Inc.	270	3,515
InnerWorkings, Inc. (a)	270	4,660
Interface, Inc. Class A	2,290	37,373
Knoll, Inc.	2,780	45,675
Korn/Ferry International (a)	2,200	41,404
Layne Christensen Co. (a)	660	32,479
Learning Tree International, Inc. (a)	60	1,378
LECG Corp. (a)	50	753
Manpower, Inc.	130	7,397
PHH Corp. (a)	340	5,998
Pike Electric Corp. (a)	540	9,050
R.R. Donnelley & Sons Co.	360	13,586
Resources Connection, Inc.	1,070	19,431
Robert Half International, Inc.	1,380	37,315
Rollins, Inc.	1,830	35,136
School Specialty, Inc. (a)	320	11,056
Spherion Corp. (a)	1,830	13,322
Steelcase, Inc. Class A	2,010	31,899
Team, Inc. (a)	390	14,266
Teletech Holdings, Inc. (a)	1,700	36,159
Tetra Tech, Inc. (a)	1,080	23,220
TrueBlue, Inc. (a)	2,550	36,924
United Stationers, Inc. (a)	770	35,582
Viad Corp.	1,110	35,054
Volt Information Sciences, Inc. (a)	180	3,287
VSE Corp.	10	488
Waste Connections, Inc. (a)	1,670	51,603
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Industries USA, Inc.	140	$ 5,082
Watson Wyatt Worldwide, Inc. Class A	630	29,238
		1,153,383
Construction & Engineering - 0.7%
EMCOR Group, Inc. (a)	1,130	26,702
Integrated Electrical Services, Inc. (a)	450	8,456
Michael Baker Corp. (a)	360	14,796
Perini Corp. (a)	1,210	50,118
Shaw Group, Inc. (a)	720	43,517
URS Corp. (a)	110	5,976
		149,565
Electrical Equipment - 2.1%
A.O. Smith Corp.	390	13,670
Acuity Brands, Inc.	1,380	62,100
AZZ, Inc. (a)	50	1,418
Belden, Inc.	450	20,025
Day4 Energy, Inc.	2,000	13,869
Encore Wire Corp.	550	8,756
FuelCell Energy, Inc. (a)	200	1,984
Genlyte Group, Inc. (a)	340	32,368
GrafTech International Ltd. (a)	4,180	74,195
II-VI, Inc. (a)	30	917
LSI Industries, Inc.	750	13,650
Orion Energy Systems, Inc. (a)	100	1,866
Plug Power, Inc. (a)	140	553
Powell Industries, Inc. (a)	130	5,729
Power-One, Inc. (a)	160	638
Regal-Beloit Corp.	650	29,218
Rockwell Automation, Inc.	800	55,168
Superior Essex, Inc. (a)	450	10,800
Thomas & Betts Corp. (a)	750	36,780
Vicor Corp.	370	5,768
Woodward Governor Co.	1,240	84,258
		473,730
Industrial Conglomerates - 0.3%
Raven Industries, Inc.	270	10,365
Teleflex, Inc.	580	36,546
Tredegar Corp.	380	6,110
Walter Industries, Inc.	380	13,653
		66,674
Machinery - 3.3%
Accuride Corp. (a)	370	2,908
Actuant Corp. Class A	1,240	42,172
AGCO Corp. (a)	220	14,956
Ampco-Pittsburgh Corp.	370	14,108
Astec Industries, Inc. (a)	740	27,521
Axsys Technologies, Inc. (a)	240	8,796
Badger Meter, Inc.	410	18,430
Barnes Group, Inc.	1,020	34,058

	Shares	Value
Blount International, Inc. (a)	800	$ 9,848
Briggs & Stratton Corp.	100	2,266
Cascade Corp.	100	4,646
CIRCOR International, Inc.	390	18,080
Columbus McKinnon Corp. (NY Shares) (a)	470	15,331
Crane Co.	10	429
EnPro Industries, Inc. (a)	1,100	33,715
FreightCar America, Inc.	120	4,200
Gardner Denver, Inc. (a)	1,600	52,800
Gorman-Rupp Co.	167	5,210
Hardinge, Inc.	210	3,524
Hurco Companies, Inc. (a)	280	12,222
Kadant, Inc. (a)	460	13,648
Kaydon Corp.	150	8,181
L.B. Foster Co. Class A (a)	340	17,588
McCoy Corp.	1,100	3,377
Middleby Corp. (a)	680	52,102
Mueller Industries, Inc.	1,170	33,918
NACCO Industries, Inc. Class A	170	16,947
RBC Bearings, Inc. (a)	490	21,295
Robbins & Myers, Inc.	760	57,479
SPX Corp.	490	50,397
Sun Hydraulics Corp.	470	11,858
Tecumseh Products Co. Class A (non-vtg.) (a)	610	14,280
Tennant Co.	500	22,145
Titan International, Inc.	330	10,316
Toro Co.	880	47,907
TurboChef Technologies, Inc. (a)	210	3,465
Twin Disc, Inc.	40	2,831
Valmont Industries, Inc.	80	7,130
Wabtec Corp.	150	5,166
		725,250
Marine - 0.2%
Excel Maritime Carriers Ltd.	700	28,133
Genco Shipping & Trading Ltd.	160	8,762
Horizon Lines, Inc. Class A	190	3,542
Star Bulk Carriers Corp. (a)	520	6,682
TBS International Ltd. Class A (a)	100	3,306
		50,425
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	360	4,680
Con-way, Inc.	350	14,539
Dollar Thrifty Automotive Group, Inc. (a)	330	7,814
Landstar System, Inc.	900	37,935
		64,968
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,570	45,561
Houston Wire & Cable Co.	140	1,980
Kaman Corp.	150	5,522
NuCo2, Inc. (a)	140	3,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
UAP Holding Corp.	1,020	$ 39,372
W.W. Grainger, Inc.	40	3,501
		99,422
Transportation Infrastructure - 0.0%
CAI International, Inc.	680	7,154
TOTAL INDUSTRIALS		3,602,675
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 3.0%
ADC Telecommunications, Inc. (a)	3,740	58,157
Adtran, Inc.	2,700	57,726
Anaren, Inc. (a)	10	165
Arris Group, Inc. (a)	370	3,693
Avocent Corp. (a)	620	14,452
Blue Coat Systems, Inc. (a)	1,490	48,976
CommScope, Inc. (a)	777	38,236
Comtech Group, Inc. (a)	680	10,955
Comtech Telecommunications Corp. (a)	1,270	68,593
Digi International, Inc. (a)	40	568
Dycom Industries, Inc. (a)	1,920	51,168
EMS Technologies, Inc. (a)	540	16,330
Extreme Networks, Inc. (a)	3,410	12,071
F5 Networks, Inc. (a)	1,000	28,520
Foundry Networks, Inc. (a)	2,430	42,574
Globecomm Systems, Inc. (a)	130	1,521
Harmonic, Inc. (a)	2,990	31,335
InterDigital, Inc. (a)	1,040	24,263
Ixia (a)	730	6,920
Loral Space & Communications Ltd. (a)	120	4,110
MasTec, Inc. (a)	1,130	11,492
NETGEAR, Inc. (a)	190	6,777
Network Equipment Technologies, Inc. (a)	1,240	10,441
Plantronics, Inc.	1,890	49,140
ShoreTel, Inc.	760	10,617
Tellabs, Inc. (a)	2,470	16,154
UTStarcom, Inc. (a)	400	1,100
ViaSat, Inc. (a)	890	30,643
		656,697
Computers & Peripherals - 2.3%
Brocade Communications Systems, Inc. (a)	5,940	43,600
Diebold, Inc.	100	2,898
Electronics for Imaging, Inc. (a)	1,550	34,844
Emulex Corp. (a)	2,550	41,616
Hypercom Corp. (a)	50	249
Intevac, Inc. (a)	260	3,780
Iomega Corp. (a)	1,030	3,574
Lexmark International, Inc. Class A (a)	1,290	44,969
NCR Corp. (a)	1,630	40,913
Network Appliance, Inc. (a)	2,340	58,406

	Shares	Value
Novatel Wireless, Inc. (a)	920	$ 14,904
Palm, Inc.	3,420	21,683
QLogic Corp. (a)	4,310	61,202
Quantum Corp. (a)	670	1,802
Stratasys, Inc. (a)	600	15,504
Synaptics, Inc. (a)	1,130	46,511
Teradata Corp. (a)	760	20,832
Western Digital Corp. (a)	1,880	56,795
		514,082
Electronic Equipment & Instruments - 2.5%
Acacia Research Corp. - Acacia Technologies (a)	870	7,813
Anixter International, Inc. (a)	100	6,227
Arrow Electronics, Inc. (a)	1,150	45,172
Avnet, Inc. (a)	1,260	44,062
Checkpoint Systems, Inc. (a)	1,750	45,465
Cognex Corp.	320	6,448
CPI International, Inc. (a)	150	2,565
CTS Corp.	1,030	10,228
Dolby Laboratories, Inc. Class A (a)	580	28,838
Electro Scientific Industries, Inc. (a)	510	10,124
Excel Technology, Inc. (a)	30	813
FARO Technologies, Inc. (a)	390	10,600
FLIR Systems, Inc. (a)	400	12,520
Gerber Scientific, Inc. (a)	80	864
Insight Enterprises, Inc. (a)	440	8,026
Littelfuse, Inc. (a)	840	27,686
LoJack Corp. (a)	400	6,724
Measurement Specialties, Inc. (a)	240	5,304
Mercury Computer Systems, Inc. (a)	190	3,061
Methode Electronics, Inc. Class A	1,130	18,577
Mettler-Toledo International, Inc. (a)	150	17,070
MTS Systems Corp.	440	18,775
Nam Tai Electronics, Inc.	470	5,297
National Instruments Corp.	880	29,330
OSI Systems, Inc. (a)	20	529
Park Electrochemical Corp.	580	16,379
PC Connection, Inc. (a)	340	3,859
Rofin-Sinar Technologies, Inc. (a)	1,820	87,523
Sanmina-SCI Corp. (a)	9,200	16,744
ScanSource, Inc. (a)	30	971
SMART Modular Technologies (WWH), Inc. (a)	760	7,737
Tech Data Corp. (a)	1,110	41,869
Technitrol, Inc.	520	14,862
TTM Technologies, Inc. (a)	190	2,215
		564,277
Internet Software & Services - 2.7%
Ariba, Inc. (a)	350	3,903
Art Technology Group, Inc. (a)	790	3,413
AsiaInfo Holdings, Inc. (a)	1,320	14,520
Bankrate, Inc. (a)	420	20,198
Chordiant Software, Inc. (a)	1,360	11,628
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
CMGI, Inc. (a)	1,710	$ 22,384
CNET Networks, Inc. (a)	510	4,661
Digital River, Inc. (a)	1,550	51,259
DivX, Inc. (a)	720	10,080
EarthLink, Inc. (a)	1,420	10,039
Equinix, Inc. (a)	100	10,107
Greenfield Online, Inc. (a)	770	11,250
iBasis, Inc.	40	205
iMergent, Inc.	530	5,613
Interwoven, Inc. (a)	780	11,092
j2 Global Communications, Inc. (a)	2,180	46,151
Keynote Systems, Inc. (a)	60	843
LoopNet, Inc. (a)	300	4,215
NaviSite, Inc. (a)	710	3,593
NIC, Inc.	170	1,435
Omniture, Inc. (a)	1,360	45,274
Open Text Corp. (a)	1,300	41,059
S1 Corp. (a)	1,990	14,527
SonicWALL, Inc. (a)	1,870	20,046
Soundbite Communications, Inc.	400	2,760
Switch & Data Facilities Co., Inc.	160	2,563
TechTarget, Inc.	10	148
TheStreet.com, Inc.	940	14,965
Travelzoo, Inc. (a)	390	5,335
United Online, Inc.	4,230	49,999
ValueClick, Inc. (a)	2,350	51,465
VeriSign, Inc. (a)	1,550	58,296
Vignette Corp. (a)	760	11,104
Vocus, Inc. (a)	470	16,229
Websense, Inc. (a)	360	6,113
		586,472
IT Services - 3.8%
Acxiom Corp.	1,110	13,020
Affiliated Computer Services, Inc. Class A (a)	990	44,649
Alliance Data Systems Corp. (a)	200	14,998
BearingPoint, Inc. (a)	2,730	7,726
Broadridge Financial Solutions, Inc.	1,190	26,692
CACI International, Inc. Class A (a)	940	42,084
Ciber, Inc. (a)	1,410	8,615
Computer Sciences Corp. (a)	1,000	49,470
Convergys Corp. (a)	1,240	20,410
CSG Systems International, Inc. (a)	1,210	17,811
CyberSource Corp. (a)	1,832	32,555
DST Systems, Inc. (a)	540	44,577
Electronic Data Systems Corp.	2,970	61,568
ExlService Holdings, Inc. (a)	70	1,616
Fidelity National Information Services, Inc.	450	18,716
Forrester Research, Inc. (a)	20	560
Gartner, Inc. Class A (a)	1,890	33,188

	Shares	Value
Global Cash Access Holdings, Inc. (a)	150	$ 909
Heartland Payment Systems, Inc.	1,410	37,788
Hewitt Associates, Inc. Class A (a)	1,150	44,034
ManTech International Corp. Class A (a)	1,400	61,348
Maximus, Inc.	1,090	42,085
MPS Group, Inc. (a)	2,510	27,459
NCI, Inc. Class A (a)	200	3,422
NeuStar, Inc. Class A (a)	900	25,812
Perot Systems Corp. Class A (a)	270	3,645
RightNow Technologies, Inc. (a)	560	8,876
SAIC, Inc. (a)	1,400	28,168
Sapient Corp. (a)	2,850	25,109
SRA International, Inc. Class A (a)	1,000	29,450
Sykes Enterprises, Inc. (a)	890	16,020
Syntel, Inc.	920	35,438
Unisys Corp. (a)	3,960	18,731
		846,549
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	610	21,167
Semiconductors & Semiconductor Equipment - 7.9%
Actel Corp. (a)	460	6,284
Advanced Analogic Technologies, Inc. (a)	850	9,588
Advanced Energy Industries, Inc. (a)	2,020	26,422
AMIS Holdings, Inc. (a)	2,230	22,345
Amkor Technology, Inc. (a)	5,050	43,077
Analog Devices, Inc.	1,410	44,697
Asyst Technologies, Inc. (a)	430	1,402
Atheros Communications, Inc. (a)	400	12,216
Atmel Corp. (a)	7,510	32,443
ATMI, Inc. (a)	1,450	46,763
AuthenTec, Inc.	230	3,342
Brooks Automation, Inc. (a)	3,470	45,839
Cabot Microelectronics Corp. (a)	1,200	43,092
Cohu, Inc.	500	7,650
Credence Systems Corp. (a)	2,690	6,510
Cymer, Inc. (a)	1,600	62,288
DSP Group, Inc. (a)	90	1,098
EMCORE Corp. (a)	1,110	16,983
Entegris, Inc. (a)	5,250	45,308
FEI Co. (a)	1,970	48,915
Hittite Microwave Corp. (a)	60	2,866
Integrated Device Technology, Inc. (a)	3,480	39,359
Intellon Corp.	500	3,770
Intersil Corp. Class A	1,810	44,309
IXYS Corp. (a)	60	481
KLA-Tencor Corp.	1,030	49,605
Kulicke & Soffa Industries, Inc. (a)	1,630	11,182
Lam Research Corp. (a)	910	39,339
Linear Technology Corp.	1,690	53,793
LTX Corp. (a)	740	2,353
Mattson Technology, Inc. (a)	1,570	13,439
Micrel, Inc.	4,190	35,406
Microtune, Inc. (a)	1,080	7,052
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	620	$ 3,075
MKS Instruments, Inc. (a)	2,420	46,319
Monolithic Power Systems, Inc. (a)	760	16,317
National Semiconductor Corp.	2,020	45,733
Netlogic Microsystems, Inc. (a)	480	15,456
Novellus Systems, Inc. (a)	1,630	44,939
ON Semiconductor Corp. (a)	4,680	41,558
Pericom Semiconductor Corp. (a)	410	7,667
Photronics, Inc. (a)	70	873
PMC-Sierra, Inc. (a)	7,740	50,620
Rambus, Inc. (a)	1,150	24,081
RF Micro Devices, Inc. (a)	9,270	52,932
Rubicon Technology, Inc.	800	19,000
Rudolph Technologies, Inc. (a)	720	8,150
Semtech Corp. (a)	2,950	45,784
Sigma Designs, Inc. (a)	890	49,128
Silicon Laboratories, Inc. (a)	1,060	39,676
Silicon Storage Technology, Inc. (a)	910	2,721
SiRF Technology Holdings, Inc. (a)	520	13,068
Skyworks Solutions, Inc. (a)	6,200	52,700
Standard Microsystems Corp. (a)	740	28,912
Supertex, Inc. (a)	350	10,952
Techwell, Inc. (a)	250	2,753
Teradyne, Inc. (a)	4,250	43,945
Tessera Technologies, Inc. (a)	430	17,888
TriQuint Semiconductor, Inc. (a)	740	4,906
Ultra Clean Holdings, Inc. (a)	410	5,002
Ultratech, Inc. (a)	40	454
Varian Semiconductor Equipment Associates, Inc. (a)	1,190	44,030
Veeco Instruments, Inc. (a)	690	11,523
Verigy Ltd. (a)	1,980	53,797
Volterra Semiconductor Corp. (a)	530	5,846
Xilinx, Inc.	2,380	52,051
Zoran Corp. (a)	2,430	54,699
		1,745,771
Software - 8.1%
Activision, Inc. (a)	2,110	62,667
Actuate Corp. (a)	2,120	16,472
Advent Software, Inc. (a)	850	45,985
Ansoft Corp. (a)	550	14,218
Ansys, Inc. (a)	990	41,045
Aspen Technology, Inc. (a)	3,870	62,771
Autodesk, Inc. (a)	1,230	61,205
BEA Systems, Inc. (a)	3,130	49,391
Blackbaud, Inc.	1,490	41,780
Blackboard, Inc. (a)	990	39,848
BMC Software, Inc. (a)	1,500	53,460
Cadence Design Systems, Inc. (a)	2,840	48,308
Check Point Software Technologies Ltd. (a)	1,260	27,670

	Shares	Value
Citrix Systems, Inc. (a)	1,270	$ 48,273
Cognos, Inc. (a)	690	39,723
CommVault Systems, Inc. (a)	920	19,486
Compuware Corp. (a)	4,810	42,713
Concur Technologies, Inc. (a)	1,360	49,246
Double-Take Software, Inc.	680	14,770
EPIQ Systems, Inc. (a)	630	10,968
Fair Isaac Corp.	1,160	37,294
FalconStor Software, Inc. (a)	1,470	16,552
i2 Technologies, Inc. (a)	140	1,764
Informatica Corp. (a)	3,240	58,385
Interactive Intelligence, Inc. (a)	630	16,601
Intervoice, Inc. (a)	730	5,833
Intuit, Inc. (a)	1,730	54,685
Jack Henry & Associates, Inc.	2,040	49,654
JDA Software Group, Inc. (a)	750	15,345
Lawson Software, Inc. (a)	5,220	53,453
Magma Design Automation, Inc. (a)	270	3,297
Manhattan Associates, Inc. (a)	700	18,452
McAfee, Inc. (a)	1,220	45,750
Mentor Graphics Corp. (a)	40	431
MICROS Systems, Inc. (a)	540	37,886
MicroStrategy, Inc. Class A (a)	600	57,060
NAVTEQ Corp. (a)	170	12,852
Net 1 UEPS Technologies, Inc. (a)	320	9,395
NetScout Systems, Inc. (a)	310	3,959
Novell, Inc. (a)	6,210	42,663
Nuance Communications, Inc. (a)	800	14,944
Parametric Technology Corp. (a)	330	5,891
Progress Software Corp. (a)	600	20,208
PROS Holdings, Inc.	680	13,342
Quality Systems, Inc.	60	1,829
Quest Software, Inc. (a)	1,590	29,320
Radiant Systems, Inc. (a)	950	16,369
Red Hat, Inc. (a)	2,050	42,722
Salesforce.com, Inc. (a)	510	31,972
Secure Computing Corp. (a)	190	1,824
Sonic Solutions, Inc. (a)	420	4,364
SPSS, Inc. (a)	630	22,623
Sybase, Inc. (a)	1,220	31,830
Synchronoss Technologies, Inc. (a)	870	30,833
Synopsys, Inc. (a)	1,640	42,525
Taleo Corp. Class A (a)	580	17,272
The9 Ltd. sponsored ADR (a)	700	14,924
THQ, Inc. (a)	820	23,116
TIBCO Software, Inc. (a)	4,770	38,494
Tyler Technologies, Inc. (a)	1,090	14,050
Ultimate Software Group, Inc. (a)	480	15,106
Vasco Data Security International, Inc. (a)	250	6,980
Wind River Systems, Inc. (a)	2,380	21,253
		1,793,101
TOTAL INFORMATION TECHNOLOGY		6,728,116
Common Stocks - continued
	Shares	Value
MATERIALS - 7.6%
Chemicals - 3.3%
A. Schulman, Inc.	530	$ 11,422
American Vanguard Corp.	60	1,041
Arch Chemicals, Inc.	1,030	37,853
Ashland, Inc.	730	34,624
Cabot Corp.	530	17,670
Calgon Carbon Corp. (a)	1,150	18,274
Celanese Corp. Class A	1,070	45,282
CF Industries Holdings, Inc.	550	60,533
Eastman Chemical Co.	340	20,771
Ferro Corp.	970	20,108
GenTek, Inc. (a)	110	3,220
H.B. Fuller Co.	1,910	42,880
ICO, Inc. (a)	860	11,042
Innophos Holdings, Inc.	340	5,059
Innospec, Inc.	580	9,953
Koppers Holdings, Inc.	600	25,944
Landec Corp. (a)	920	12,328
LSB Industries, Inc. (a)	290	8,184
Minerals Technologies, Inc.	60	4,017
NewMarket Corp.	80	4,455
Olin Corp.	1,890	36,534
OM Group, Inc. (a)	1,050	60,417
PolyOne Corp. (a)	140	921
Rockwood Holdings, Inc. (a)	370	12,291
Sensient Technologies Corp.	1,880	53,166
Spartech Corp.	490	6,909
Stepan Co.	150	4,880
Terra Industries, Inc.	1,290	61,610
The Scotts Miracle-Gro Co. Class A	750	28,065
Valhi, Inc.	40	638
W.R. Grace & Co. (a)	2,140	56,025
Zep, Inc. (a)	650	9,016
		725,132
Containers & Packaging - 0.9%
Aptargroup, Inc.	210	8,591
Crown Holdings, Inc. (a)	700	17,955
Graphic Packaging Corp. (a)	150	554
Myers Industries, Inc.	500	7,235
Owens-Illinois, Inc. (a)	1,130	55,935
Packaging Corp. of America	1,460	41,172
Rock-Tenn Co. Class A	1,980	50,312
Silgan Holdings, Inc.	550	28,567
		210,321
Metals & Mining - 3.2%
AK Steel Holding Corp. (a)	900	41,616
Amerigo Resources Ltd.	2,900	6,713
Brush Engineered Materials, Inc. (a)	190	7,034
Carpenter Technology Corp.	610	45,854
Century Aluminum Co. (a)	1,240	66,886

	Shares	Value
Claymont Steel Holdings, Inc.	120	$ 2,802
Cleveland-Cliffs, Inc.	140	14,112
Commercial Metals Co.	360	10,602
Compass Minerals International, Inc.	1,280	52,480
Esmark, Inc. (a)	33	466
Farallon Resources Ltd. (a)	3,700	2,607
Haynes International, Inc. (a)	140	9,730
Hecla Mining Co. (a)	6,200	57,970
Metal Management, Inc.	1,330	60,555
Olympic Steel, Inc.	40	1,268
Quanex Corp.	1,250	64,875
Redcorp Ventures Ltd. (a)	16,500	4,401
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	540
Reliance Steel & Aluminum Co.	630	34,146
Schnitzer Steel Industries, Inc. Class A	660	45,626
Steel Dynamics, Inc.	850	50,635
United States Steel Corp.	610	73,755
Universal Stainless & Alloy Products, Inc. (a)	140	4,980
Worthington Industries, Inc.	2,800	50,064
Yamana Gold, Inc.	223	2,893
		712,610
Paper & Forest Products - 0.2%
AbitibiBowater, Inc.	230	4,740
Buckeye Technologies, Inc. (a)	1,070	13,375
Glatfelter	160	2,450
Schweitzer-Mauduit International, Inc.	380	9,846
Wausau-Mosinee Paper Corp.	750	6,743
		37,154
TOTAL MATERIALS		1,685,217
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	1,170	17,550
Atlantic Tele-Network, Inc.	360	12,161
Cbeyond, Inc. (a)	1,250	48,738
CenturyTel, Inc.	800	33,168
Cincinnati Bell, Inc. (a)	12,430	59,043
Cogent Communications Group, Inc. (a)	1,820	43,152
Consolidated Communications Holdings, Inc.	490	9,751
Embarq Corp.	1,110	54,978
FairPoint Communications, Inc.	280	3,646
Iowa Telecommunication Services, Inc.	720	11,707
North Pittsburgh Systems, Inc.	10	227
NTELOS Holdings Corp.	1,390	41,269
PAETEC Holding Corp. (a)	400	3,900
Premiere Global Services, Inc. (a)	3,400	50,490
Qwest Communications International, Inc.	1,630	11,426
Shenandoah Telecommunications Co.	30	719
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SureWest Communications	20	$ 342
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	300	6,087
Vonage Holdings Corp. (a)	160	368
Windstream Corp.	1,570	20,441
		429,163
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	2,140	19,881
Rural Cellular Corp. Class A (a)	130	5,732
Syniverse Holdings, Inc. (a)	2,830	44,091
Telephone & Data Systems, Inc.	720	45,072
USA Mobility, Inc.	140	2,002
		116,778
TOTAL TELECOMMUNICATION SERVICES		545,941
UTILITIES - 1.1%
Electric Utilities - 0.3%
El Paso Electric Co. (a)	1,250	31,963
Otter Tail Corp.	320	11,072
Reliant Energy, Inc. (a)	400	10,496
Unisource Energy Corp.	660	20,823
		74,354
Gas Utilities - 0.6%
New Jersey Resources Corp.	460	23,009
Northwest Natural Gas Co.	1,030	50,120

	Shares	Value
South Jersey Industries, Inc.	40	$ 1,444
Southwest Gas Corp.	200	5,954
WGL Holdings, Inc.	1,740	57,002
		137,529
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	200	8,820
Canadian Hydro Developers, Inc. (a)	900	5,797
		14,617
Multi-Utilities - 0.1%
Avista Corp.	380	8,185
Energy East Corp.	200	5,442
Vectren Corp.	300	8,703
		22,330
TOTAL UTILITIES		248,830
TOTAL COMMON STOCKS - 99.3% (Cost $23,298,343)		21,960,305
NET OTHER ASSETS - 0.7%		163,704
NET ASSETS - 100%		$ 22,124,009
Legend
(a) Non-income producing
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $575,912 all of which will expire on December 31, 2015.
The fund intends to elect to defer to its fiscal year ending December 31, 2008 approximately $292,871 of losses recognized during the period November 1, 2007 to December 31, 2007.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,298,343)		$ 21,960,305
Cash		366,793
Receivable for investments sold		424,068
Receivable for fund shares sold		10,871
Dividends receivable		19,847
Total assets		22,781,884

Liabilities
Payable for investments purchased	$ 638,814
Payable for fund shares redeemed	73
Accrued management fee	15,112
Other affiliated payables	3,876
Total liabilities		657,875

Net Assets		$ 22,124,009
Net Assets consist of:
Paid in capital		$ 24,378,971
Distributions in excess of net investment income		(251)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(916,673)
Net unrealized appreciation (depreciation) on investments		(1,338,038)
Net Assets		$ 22,124,009

Statement of Assets and Liabilities - continued

December 31, 2007

Initial Class: Net Asset Value, offering price and redemption price per share ($10,239,344 ÷ 1,134,158 shares)	$ 9.03

Investor Class: Net Asset Value, offering price and redemption price per share ($11,884,665 ÷ 1,316,593 shares)	$ 9.03

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period April 27, 2007 (commencement of operations) to December 31, 2007

Investment Income
Dividends		$ 155,328
Interest		22,166
Total income		177,494

Expenses
Management fee	$ 121,200
Transfer agent fees	15,895
Accounting fees and expenses	5,749
Independent trustees' compensation	9,005
Total expenses		151,849
Net investment income (loss)		25,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(915,895)
Foreign currency transactions	(16)
Total net realized gain (loss)		(915,911)
Change in net unrealized appreciation (depreciation) on investment securities		(1,338,038)
Net gain (loss)		(2,253,949)
Net increase (decrease) in net assets resulting from operations		$ (2,228,304)

Statement of Changes in Net Assets

For the period April 27, 2007 (commencement of operations) to December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,645
Net realized gain (loss)	(915,911)
Change in net unrealized appreciation (depreciation)	(1,338,038)
Net increase (decrease) in net assets resulting from operations	(2,228,304)
Distributions to shareholders from net investment income	(28,626)
Share transactions - net increase (decrease)	24,380,939
Total increase (decrease) in net assets	22,124,009

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $251)	$ 22,124,009

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Year ended December 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.02
Net realized and unrealized gain (loss)	(.97)
Total from investment operations	(.95)
Distributions from net investment income	(.02)
Net asset value, end of period	$ 9.03
Total Return B	(9.54) %
Ratios to Average Net Assets E
Expenses before reductions	.95% A
Expenses net of fee waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,239
Portfolio turnover rate	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 27, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Year ended December 31,	2007 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.01
Net realized and unrealized gain (loss)	(.97)
Total from investment operations	(.96)
Distributions from net investment income	(.01)
Net asset value, end of period	$ 9.03
Total Return B	(9.62) %
Ratios to Average Net Assets E
Expenses before reductions	1.10% A
Expenses net of fee waivers, if any	1.10% A
Expenses net of all reductions	1.10% A
Net investment income (loss)	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,885
Portfolio turnover rate	120% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period April 27, 2007 (commencement of operations) to December 31, 2007.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

1. Organization.

Fidelity Strategic Advisers Small Cap Portfolio (the Fund) is a fund of Fidelity Rutland Square Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The Fund offers Initial Class shares and Investor Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,489,785
Unrealized depreciation	(2,875,963)
Net unrealized appreciation (depreciation)	(1,386,178)
Capital loss carryforward	(575,912)

Cost for federal income tax purposes	$ 23,346,483

The tax character of distributions paid was as follows:

December 31, 2007
Ordinary Income	$ 28,626

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $41,875,198 and $17,593,297, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .82% of the Fund's average net assets. In addition, under an expense contract, Strategic Advisers pays certain expenses(excluding interest, taxes, brokerage commissions, and extraordinary expenses), until June 30, 2010, so that total expenses do not exceed .95% and 1.10% of Initial Class' and Investor Class' average net assets, respectively. For the period ended December 31, 2007, the Fund only accrued management fees, accounting fees, Investor Class' transfer agent fees, a portion of Trustees' compensation and a portion of Initial Class' transfer agent fees. The Fund did not accrue custody fees, audit fees, legal fees and other miscellaneous expenses during the period.

Sub-Adviser. OppenheimerFunds, Inc. (Oppenheimer), serves as sub-adviser for the Fund. Oppenheimer provides discretionary investment advisory services to the Fund and is paid by Strategic Advisers for providing these services.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .07% and .18% of average net assets for the Initial Class and Investor Class, respectively. Under the expense contract, the Initial Class and Investor Class paid transfer agent fees at an annual rate of .03% and .18%, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Initial Class	$ 2,142.03
Investor Class	13,753.18
	$ 15,895

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended December 31,	2007A
From net investment income
Initial Class	$ 18,082
Investor Class	10,544
Total	$ 28,626

A For the period April 27, 2007 (commencement of operations) to December 31, 2007.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended December 31,	2007 A	2007 A
Initial Class
Shares sold	1,193,076	$ 11,900,081
Reinvestment of distributions	1,989	18,082
Shares redeemed	(60,907)	(589,679)
Net increase (decrease)	1,134,158	$ 11,328,484
Investor Class
Shares sold	1,384,496	$ 13,708,213
Reinvestment of distributions	1,161	10,544
Shares redeemed	(69,064)	(666,302)
Net increase (decrease)	1,316,593	$ 13,052,455

A For the period April 27, 2007(commencement of operations) to December 31, 2007.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust II and the Shareholders of Fidelity Strategic Advisers Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Small Cap Portfolio (a fund of Fidelity Rutland Square Trust II) at December 31, 2007, the results of its operations, and the changes in its net assets and the financial highlights for the period April 27, 2007 (commencement of operations) through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Small Cap Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 25, 2008

Annual Report

Trustees and Officers

The Trustees and executive officers of the fund are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee eight funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2006

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2006

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Howard E. Cox, Jr. (63)

Year of Election or Appointment: 2006

Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Ralph F. Cox (75)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Karen Kaplan (47)

Year of Election or Appointment: 2006

Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of Tweeter Home Entertainment Group and Delta Dental Plan of Massachusetts.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of Fidelity Strategic Advisers Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of Fidelity Strategic Advisers Small Cap. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of Fidelity Strategic Advisers Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of Fidelity Strategic Advisers Small Cap. Mr. Ganis also serves as AML Officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Proctor, LLP (2000-2002).

Kathleen Tucker (48)

Year of Election or Appointment: 2007

Chief Financial Officer of Fidelity Strategic Advisers Small Cap. She also serves as Senior Vice President of Accounting and Pricing Operations for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (53)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity Strategic Advisers Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of Fidelity Strategic Advisers Small Cap. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Distributions

Initial Class and Investor Class designate 90% and 100% of the dividends distributed, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Initial Class and Investor Class designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

OppenheimerFunds, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

FILI-SCV-ANN-0208
1.851993.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Rutland Square Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (the funds), the registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; (iii) the limited number of funds currently offered by the trust and the still relatively small size of each fund; and (iv) the funds' structure as underlying investment options for separate accounts of insurance companies.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity Strategic Advisers Mid Cap Value Portfolio	$32,000	$0
Fidelity Strategic Advisers Small Cap Portfolio	$32,000	$0
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to Fidelity Strategic Advisers Mid Cap Value Portfolio and Fidelity Strategic Advisers Small Cap Portfolio, as the funds did not commence operations until April 26, 2007 and April 27, 2007, respectively.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Fidelity Strategic Advisers Mid Cap Value Portfolio	$0	$0
Fidelity Strategic Advisers Small Cap Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Fidelity Strategic Advisers Mid Cap Value Portfolio and Fidelity Strategic Advisers Small Cap Portfolio as the funds did not commence operations until April 26, 2007 and April 27, 2007, respectively.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Strategic Advisers and entities controlling, controlled by, or under common control with Strategic Advisers that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity Strategic Advisers Mid Cap Value Portfolio	$13,100	$0
Fidelity Strategic Advisers Small Cap Portfolio	$13,100	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Fidelity Strategic Advisers Mid Cap Value Portfolio and Fidelity Strategic Advisers Small Cap Portfolio, as the funds did not commence operations until April 26, 2007 and April 27, 2007, respectively.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the funds is shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity Strategic Advisers Mid Cap Value Portfolio	$200	$0
Fidelity Strategic Advisers Small Cap Portfolio	$200	$0
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by PwC for all other non-audit services rendered to Fidelity Strategic Advisers Mid Cap Value Portfolio and Fidelity Strategic Advisers Small Cap Portfolio, as the funds did not commence operations until April 26, 2007 and April 27, 2007, respectively.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds is shown in the table below.

Billed By	2007A,B	2006A,B
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the funds.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $550,000A,B and $415,000A,B for non-audit services rendered on behalf of the funds, Strategic Advisers and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A,B	2006A,B
Covered Services	$245,000	$125,000
Non-Covered Services	$305,000	$290,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the funds' commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	March 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	March 6, 2008
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	March 6, 2008